Infrastructure Capital Bond Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

CORPORATE BONDS - 71.8%	Par	Value
Agricultural Operations - 3.0%
Land O' Lakes, Inc.
8.00%, Perpetual Maturity (Callable 04/01/2026)	$653,000	$655,041
7.25%, Perpetual Maturity (Callable 04/04/2027) (b)	756,000	703,080
7.00%, Perpetual Maturity (Callable 09/18/2028)	45,000	40,275
		1,398,396
All Other Business Support Services - 6.7%
Crescent Energy Finance LLC
9.75%, 10/15/2030 (Callable 10/15/2026) (a)(b)	513,000	552,411
7.38%, 01/15/2033 (Callable 07/15/2027) (a)(b)	1,636,000	1,626,396
Noble Finance II LLC, 8.00%, 04/15/2030 (Callable 04/15/2026) (a)(b)	938,000	976,813
		3,155,620
Automobiles - 2.8%
Ford Motor Co., 7.70%, 05/15/2097 (Callable Anytime) (b)	319,000	338,252
General Motors Financial Co., Inc., 5.75% to 09/30/2027 then 3 mo. SOFR + 3.60%, Perpetual Maturity (Callable 09/30/2027) (b)(c)	981,000	980,128
		1,318,380
Banks - 3.6%
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual Maturity (Callable 03/30/2030) (a)(b)(c)	1,607,000	1,690,106

Broadline Retail - 2.7%
Kohl's Corp., 6.00%, 01/15/2033 (b)	1,560,000	1,290,778

Chemicals - 4.1%
Chemours Co., 8.00%, 01/15/2033 (Callable 01/15/2028) (a)(b)	1,915,000	1,949,118

Electric Utilities - 2.0%
NRG Energy, Inc., 10.25% to 03/15/2028 then 5 yr. CMT Rate + 5.92%, Perpetual Maturity (Callable 03/15/2028) (a)(b)(c)	844,000	929,680

Independent Power and Renewable Electricity Producers - 2.0%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (Callable 04/15/2030) (b)(c)	958,000	926,409

Insurance - 2.0%
Lincoln National Corp., 6.27% (3 mo. Term SOFR + 2.62%), 05/17/2066 (Callable 03/17/2026)	1,144,000	926,773

Lessors of Residential Buildings and Dwellings - 2.9%
Hudson Pacific Properties LP, 5.95%, 02/15/2028 (Callable 01/15/2028)	1,403,000	1,350,628

Media - 1.7%
Paramount Global, 6.25% to 02/28/2027 then 3 mo. SOFR + 3.90%, 02/28/2057 (Callable 02/28/2027) (b)(c)	1,005,000	786,714

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 1.1%
Discovery Global Holdings, Inc., 5.39%, 03/15/2062 (Callable 09/15/2061) (b)	860,000	498,800

Miscellaneous Financial Investment Activities - 2.0%
PPL Capital Funding, Inc., 6.61% (3 mo. Term SOFR + 2.93%), 03/30/2067 (Callable 04/01/2026) (b)	950,000	944,645

Mortgage REITs - 2.9%
Rithm Capital Corp., 8.00%, 04/01/2029 (Callable 04/01/2026) (a)(b)	1,371,000	1,384,156

Multi-Utilities - 0.0% (d)
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082 (Callable 01/18/2027) (c)	23,000	22,825

Offices of Other Holding Companies - 3.0%
Freedom Mortgage Corp., 12.25%, 10/01/2030 (Callable 10/01/2026) (a)(b)	1,281,000	1,395,384

Oil, Gas & Consumable Fuels - 11.0%
Civitas Resources, Inc., 8.75%, 07/01/2031 (Callable 07/01/2026) (a)(b) 1,412,000 1,483,231	1,412,000	1,483,231
Kosmos Energy Ltd., 7.50%, 03/01/2028 (Callable 04/01/2026) (a)	51,000	44,453
Plains All American Pipeline LP, 8.02% (3 mo. Term SOFR + 4.37%), Perpetual Maturity (Callable 04/01/2026)	1,897,000	1,898,871
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual Maturity (Callable 09/18/2030) (a)(c)	1,696,000	1,754,419
		5,180,974
Petroleum Bulk Stations and Terminals - 4.2%
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032 (Callable 05/15/2027) (b)	1,880,000	1,969,798

Petroleum Refineries - 0.0% (d)
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (Callable 09/15/2026) (a)	21,000	21,103

Pharmaceutical Preparation Manufacturing - 1.9%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031 (Callable 04/30/2026) (a)	382,000	339,637
7.88%, 05/15/2034 (Callable 05/15/2029) (a)	613,000	571,936
		911,573
Pipeline Transportation of Crude Oil - 2.6%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026) (a)(b)	1,176,000	1,228,497

Support Activities for Oil and Gas Operations - 2.1%
Talos Production, Inc., 9.38%, 02/01/2031 (Callable 02/01/2027) (a)(b)	941,000	1,001,909

Telecommunications Resellers - 2.2%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (Callable 03/12/2026) (a)(b)	1,041,000	1,015,469

Trust, Fiduciary, and Custody Activities - 3.2%
ILFC E-Capital Trust II, 6.60% (N/A), 12/21/2065 (Callable 04/01/2026) (a)(b)	1,707,000	1,509,781

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC, 5.13% to 06/04/2051 then 5 yr. CMT Rate + 3.07%, 06/04/2081 (Callable 12/04/2050) (b)(c)	1,246,000	1,008,437
TOTAL CORPORATE BONDS (Cost $33,496,337)		33,815,953

PREFERRED STOCKS – 13.7%	Shares	Value
Banks - 1.2%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity (Callable 09/01/2027) (c)	11,564	292,569
Valley National Bancorp, Series B, 7.53% (3 mo. Term SOFR + 3.84%), Perpetual Maturity (Callable 06/30/2026)	10,323	260,088
		552,657
Diversified REITs - 1.2%
Global Net Lease, Inc., Series D, 7.50%, Perpetual Maturity (Callable 04/01/2026)	22,644	552,740

Financial Services - 2.4%
Compass Diversified Holdings, Series C, 7.88%, Perpetual Maturity (Callable 04/01/2026)	8,693	177,511
Merchants Bancorp/IN, 7.63%, Perpetual Maturity (Callable 01/01/2030)	38,701	952,045
		1,129,556
Hotel & Resort REITs - 0.7%
Pebblebrook Hotel Trust, Series H, 5.70%, Perpetual Maturity (Callable 07/27/2026)	17,569	310,971

Insurance – 2.8%
Brighthouse Financial, Inc.
Series A, 6.60%, Perpetual Maturity (Callable 04/01/2026)	15,000	251,850
Series B, 6.75%, Perpetual Maturity (Callable 04/01/2026)	46,003	785,271
Series C, 5.38%, Perpetual Maturity (Callable 04/01/2026)	20,000	274,600
		1,311,721
Mortgage REITs – 2.7%
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual Maturity (Callable 04/01/2026)	24,553	519,541
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual Maturity (Callable 08/24/2026)	14,734	279,357
Rithm Capital Corp., Series C, 8.90% (3 mo. Term SOFR + 5.23%), Perpetual Maturity (Callable 04/01/2026)	9,618	234,006
Two Harbors Investment Corp., Series A, 8.13% to 04/27/2027 then 3 mo. SOFR + 5.66%, Perpetual Maturity (Callable 04/27/2027) (c)	10,596	260,662
		1,293,566
Office REITs - 0.2%
Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity (Callable 04/01/2026)	5,542	98,260

Oil, Gas & Consumable Fuels – 0.9%
Energy Transfer LP, Series I, 9.25%, Perpetual Maturity	37,550	454,730

Software - 1.1%
Strategy, Inc., Series A, 10.00%, Perpetual Maturity	6,750	523,260

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems, Inc., Series VV, 6.00%, Perpetual Maturity (Callable 09/30/2026)	11,975	240,099
TOTAL PREFERRED STOCKS (Cost $6,303,742)		6,467,560

BABY BONDS(e) – 12.6%	Shares	Value
Banks - 1.4%
Flagstar Financial Trust V, 6.00%, 11/01/2051 (b)	16,698	672,595

Capital Markets - 0.6%
New Mountain Finance Corp., 8.25%, 11/15/2028 (Callable 04/01/2026)	10,701	270,200
Trinity Capital, Inc., 7.88%, 09/30/2029 (Callable 09/30/2026)	229	5,847
		276,047
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (Callable 03/31/2026)	1,830	36,033

Consumer Finance - 1.5%
Navient Corp., 6.00%, 12/15/2043 (Callable 04/01/2026)	36,818	713,165

Diversified Telecommunication Services - 1.4%
Qwest Corp., 6.75%, 06/15/2057 (Callable 03/17/2026)	32,926	653,910

Health Care REITs - 1.9%
Diversified Healthcare Trust
5.63%, 08/01/2042 (Callable 04/01/2026)	26,769	448,648
6.25%, 02/01/2046 (Callable 04/01/2026)	24,699	447,546
		896,194
Insurance – 0.4%
Brighthouse Financial, Inc., 6.25%, 09/15/2058 (Callable 04/01/2026)	10,231	180,577

Mortgage REITs – 5.3%
Adamas Trust, Inc., 9.13%, 07/01/2029 (Callable 07/01/2026)	20,100	508,932
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity (Callable 10/15/2030)	14,395	370,671
Angel Oak Mortgage REIT, Inc., 9.50%, 07/30/2029 (Callable 07/30/2026)	10,631	270,878
Chimera Investment Corp., 9.00%, 05/15/2029 (Callable 05/15/2026)	11,014	277,002
MFA Financial, Inc., 8.88%, 02/15/2029 (Callable 04/01/2026)	21,069	530,939
Redwood Trust, Inc., 9.00%, 09/01/2029 (Callable 09/01/2026)	10,637	266,883
TPG Mortgage Investment Trust, Inc.
9.50%, 02/15/2029 (Callable 04/01/2026)	5,298	133,828
9.50%, 05/15/2029 (Callable 05/15/2026)	5,067	128,651
		2,487,784
TOTAL BABY BONDS (Cost $5,759,038)		5,916,305

EXCHANGE TRADED FUNDS - 1.5%	Shares	Value
iShares iBoxx USD High Yield Corporate Bond ETF	4,359	351,858
State Street SPDR Bloomberg High Yield Bond ETF	3,560	346,210
TOTAL EXCHANGE TRADED FUNDS (Cost $700,350)		698,068

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds – 0.3%
First American Government Obligations Fund - Class X, 3.60% (f)	73,338	73,338
First American Treasury Obligations Fund - Class X, 3.60% (f)	73,338	73,338
TOTAL SHORT-TERM INVESTMENTS (Cost $146,676)		146,676

TOTAL INVESTMENTS - 99.9% (Cost $46,406,143)		47,044,562
Other Assets in Excess of Liabilities - 0.1%		61,328
TOTAL NET ASSETS - 100.0%	$47,105,890

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

CMT - Constant Maturity Treasury
ETF – Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $19,474,499 or 41.3% of the Fund’s net assets.

(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of February 28, 2026 was $6,774,472.
(c)	This security has a fixed-to-variable rate feature.
(d)	Represents less than 0.05% of net assets.
(e)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Infrastructure Capital Bond Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$33,815,953	$–	$33,815,953
Preferred Stocks	6,467,560	–	–	6,467,560
Baby Bonds	5,916,305	–	–	5,916,305
Exchange Traded Funds	698,068	–	–	698,068
Money Market Funds	146,676	–	–	146,676
Total Investments	$13,228,609	$33,815,953	$–	$47,044,562

As of the period ended February 28, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.